Cost of improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2021
Cost Of Improvements To Concession Assets [Abstract]
Summary of Cost of Improvements to Concession Assets

Cost of improvements to concession assets are comprised of the following as of December 31, 2019, 2020 and 2021:

	2019		2020		2021
Cost of improvements to concession assets	Ps.	1,906,801	Ps.	2,192,578	Ps.	3,368,511